Risk Management and Fair Value Measurements - Schedule of Financial Derivative Instrument Location (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Risk Management And Fair Value Measurements
Financial derivative instrument - Other non-current assets	$ 59